SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Interim Financial Statements [Policy Text Block]
a.	Interim financial statements:

The interim condensed consolidated balance sheet as of June 30, 2015 and the related interim condensed consolidated statements of operations, comprehensive loss and cash flows for the six months ended June 30, 2015 and 2014, and the statement of changes in equity for the six months ended June 30, 2015, are unaudited. This unaudited information has been prepared by the Company in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial statements, and on the same basis as the audited annual consolidated financial statements. In management's opinion, this unaudited information reflects all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of the financial information, in accordance with generally accepted accounting principles, for interim financial reporting for the periods presented and accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for audited financial statements. However, the Company believes that the disclosures are adequate to make the information presented not misleading. These interim condensed consolidated financial statements should be read in conjunction with the 2014 Annual consolidated financial statements and the notes thereto. The interim condensed consolidated balance sheet data as of December 31, 2014 was derived from the 2014 Annual Consolidated Financial Statements, but does not include all disclosures required by U.S. GAAP.

Use of Estimates, Policy [Policy Text Block]
b.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. As applicable to these interim condensed consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories, intangible assets, goodwill, income taxes and valuation allowance, stock-based compensation and contingent liabilities. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]
c.	Impact of recently issued accounting standard not yet adopted:

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers". ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. Insurance contracts do not fall within the scope of this ASU. The effective date of ASU 2014-09 is for annual reporting periods beginning after December 15, 2017. In July 2015, the FASB decided to defer by one year the effective date of this ASU. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.